Summary of Significant Accounting Policies (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Lease merchandise at cost	$ 6,929,509	$ 8,128
Accumulated depreciation	2,160,591	124
Lease merchandise, net	4,241,918	8,004
Impairment reserve	$ 527,000